SECURITIES & EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                    Securities Act of 1933 File No. 2-76643
                Investment Company Act of 1940 File No. 811-3426
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

     PRE-EFFECTIVE AMENDMENT NO.___        / /

     POST-EFFECTIVE AMENDMENT NO. 25       /X/

            and/or

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940    / /

         AMENDMENT NO. ___                / /

         COMPOSITE U.S. GOVERNMENT SECURITIES, INC.
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(Exact name of Registrant as specified in Charter)

601 West Main Avenue, Suite 801, Spokane, WA  99201
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     (Address of principal executive offices)

               1-509-353-3486
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Registrant's telephone number, including area code

JOHN T. WEST, CORPORATE SECRETARY
Composite Group of Funds
601 West Main Avenue, Suite 801, Spokane, WA  99201
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     (Name and address of Agent for service)

Approximate Date of Proposed Public Offering         October 23, 1996

It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date), pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(i) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(ii) of Rule 485 / / on (date) pursuant to paragraph (a)(ii) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Indefinite amount has been registered pursuant to Rule 24f-2. The Rule 24f-2 Notice for the most recent fiscal year was filed on February 27, 1996.

                        SECURITIES & EXCHANGE COMMISSION
                                WASHINGTON, D.C.


For the registration under the Securities Act of 1933 of shares of Composite U.S. Government Securities, Inc., an open-end management investment company.

A. Title and amount of shares being registered (number of shares or other units): Additional 4,802,986 shares of common stock of Composite
      U.S. Government Securities, Inc.

B. Proposed aggregate offering price to the public of the shares being registered: $51,872,249 based on the Class A maximum offering price of $10.80 per share on October 11, 1996. (1)

C.    Amount of filing fee pursuant to Rule 24e-2:  $100




(1) The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 of the Investment Company Act of 1940. The total number of shares of Composite U.S. Government, Inc. redeemed during the previous fiscal year ended December 31, 1995 was 4,772,431. No redeemed or repurchased shares have been used for reductions pursuant to paragraph (a) of Rule 24e-2 in any previous filing of Post-Effective Amendments during the current fiscal year or for reductions pursuant to paragraph (c) of Rule 24f-2. The amount of shares being registered by this amendment is 4,802,986, which is equal to the 4,772,431 shares redeemed during the fiscal year ended December 31, 1995, plus 30,555 shares.

                                   SIGNATURES
                                   FORM N-1A

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly
authorized,   in   the   City   of   Spokane,    and   State   of Washington
on the 24th day of September, 1996.

                                        COMPOSITE US GOVERNMENT SECURITIES, INC.
                                        ---------------------------------------
                                                        Registrant
[SEAL]
                                          By:/s/ William G. Papesh
                                             ------------------------
ATTEST:                                         William G. Papesh
/s/ John T. West                                     President
-----------------------------
John T. West, CPA                            /s/ Monte D. Calvin
Secretary                                    ------------------------
                                               Monte D. Calvin, CPA
                                           Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the date indicated:

/s/ Wayne L. Attwood     September 24, 1996
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Wayne L. Attwood, Director     (Date)

/s/ Kristianne Blake     September 24, 1996
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Kristianne Blake, Director     (Date)

/s/ Edwin J. McWilliams  September 24, 1996
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Edwin J. McWilliams, Director  (Date)

/s/ Michael K. Murphy    September 24, 1996
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Michael K. Murphy, Director    (Date)

/s/ William G. Papesh    September 24, 1996
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William G. Papesh, Director    (Date)

/s/ Jay Rockey           September 24, 1996
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Jay Rockey, Director           (Date)

/s/ Leland J. Sahlin     September 24, 1996
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Leland J. Sahlin, Director     (Date)

/s/ Richard C. Yancey    September 24, 1996
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Richard C. Yancey, Director    (Date)